Rule 24f-2 Notice
For
AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
FILE NO. 33-90686


Fiscal period for which notice is filed                       12/31/95
Securities registered and unsold at the beginning
of the fiscal year                                                   0
Securities registered during this year other than
pursuant to Rule 24f-2                                               0
Sale price of accumulation units sold during fiscal
year ending December 31, 1995                                   $3,110
Aggregate sale price of accumulation units sold during
the fiscal year ending December 31, 1995                        $3,110
Redemption price of accumulation units redeemed
during the fiscal year ending December 31, 1995                   $363
Total amount upon which fee calculation is based                $2,747
Fee submitted (1/32 of 1% of total amount)                     $100.00






AMERICAN LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
BY JOHN COLEMAN

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JOHN COLEMAN
ASSISTANT CONTROLLER